Note Loans (Composition of loans held-in-portfolio-covered loans and past due status) (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Loans Held for Investment | Covered Loans
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Financial Instruments, Not Separately Reported, Loans Receivable Pledged as Collateral	$ 279	$ 337